Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Prepaid Expenses and Other Current Assets

Note 13: Prepaid Expenses and Other Current Assets

	December 31,
	2017	2016
Inventory	31	32
Prepaid expenses	391	316
Other current assets	126	338
Prepaid expenses and other current assets	548	686

Other current assets were principally comprised of receivables for current income taxes and value added taxes.